Intangible assets, Net	12 Months Ended
Dec. 31, 2022
Intangible assets, Net
Intangible assets, Net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Internally developed software	348,951	401,236
Trademark	1,074	1,074
Supplier relationship	15,620	15,620
Customer relationship	146,701	146,701
Brand	12,100	12,100
Franchising	69,608	—
Technology	23,237	19,500
Accumulated amortization	(222,081)	(285,507)

Intangible assets, net	395,210	310,724

Amortization expenses for intangible assets were RMB52,652, RMB70,414 and RMB73,824 for the years ended December 31, 2020, 2021 and 2022, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB95,802, RMB83,511, RMB63,541, RMB16,822 and RMB15,148, respectively.